Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings

10. Borrowings

Interest expense related to borrowing was NT$2,521, NT$2,940 and NT$2,825 for the years ended December 31, 2022, 2023 and 2024, respectively. Borrowing as of December 31, 2023 and 2024 represented the following:

	As of December 31,
	2023		2024
Short-term borrowings	NT$	90,000	NT$	90,000

Long-term borrowings, current	NT$	7,316	NT$	13,118
Long-term borrowings, non-current		43,157		30,757
Subtotal of long-term borrowings	NT$	50,473	NT$	43,875

Total borrowings	NT$	140,473	NT$	133,875

As of December 31, 2023 and 2024, the short-term bank borrowings were collateralized loans from Chuang Hwa Bank, backed by time deposits held within the bank. The collateralized time deposit continued to be classified as restricted cash. The borrowing period and interest rate range represented the following:

Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2023
Chuang Hwa Bank	1.81%	November 13, 2023	November 13, 2024	NT$	82,000
E.Sun Bank	2.43%	October 28, 2023	April 28, 2024		8,000
Total				NT$	90,000

Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2024
Chuang Hwa Bank	1.94%	November 13, 2024	November 13, 2025	NT$	82,000
E.Sun Bank	2.43%	October 30, 2024	March 31, 2025		8,000
Total				NT$	90,000

The long-term bank borrowings were obtained from Chuang Hwa Bank. The credit borrowing was secured by the Credit Guarantee Fund for Small and Medium Enterprises and the guaranteed borrowing was guaranteed by the property and equipment of NT$23,739 and NT$22,263 as of December 31, 2023 and 2024, respectively (Note 6). The borrowing period and interest rate range represented the following:

Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2023		As of December 31, 2024
Guaranteed borrowing	2.28%	December 05, 2022	December 05, 2027	NT$	12,640	NT$	9,480
Credit borrowing	2.0%~2.2%	October 18, 2023	October 18, 2028		37,833		34,395
Total				NT$	50,473	NT$	43,875